Financial risk management	12 Months Ended
Dec. 31, 2020
Financial risk management
Financial risk management

21.         Financial risk management

a.         Significant accounting policies

The Company is exposed to risks that are managed through the implementation of systems and processes related to identification, measurement, limitation of concentration, and supervision. The basic principles defined by the Company in the establishment of its risk management policy are the following:

•	Compliance with Corporate Governance Standards.

•

Establishment, by each different business line and subsidiary, of risk management controls necessary to ensure that market transactions are conducted in accordance with the policies, rules and procedures of the Company.

•	Special attention to financial risk management, basically composed by interest rate, exchange rate, liquidity and credit risks.

Risk management in the Company is mainly preventive and oriented to medium and long-term, risks taking into consideration the most probable scenarios of the variables affecting each risk.

The details of the significant accounting policies and adopted methods (including recognition, valuation and basis of recognition of related income and expenses) for each class of financial asset, financial liability and equity instrument is disclosed in note 4.

b.         Categories of financial instruments and risk management policies

The principal categories of financial instruments, are:

		December 31,
Financial assets	Risk classification	2020		2019		2018
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	2,948,804	Ps.	3,429,873	Ps.	2,978,559
Receivables, net	Credit and exchange rate		833,643		757,756		696,566

		December 31,
Financial liabilities	Risk classification	2020		2019		2018
Short-term and long-term debt	Interest rate, exchange rate and liquidity	Ps.	4,513,503	Ps.	4,549,575	Ps.	4,593,223
Trade accounts payable(1)	Liquidity		204,048		196,791		203,999
Accrued interest	Liquidity		44,295		42,438		40,227
Short-term and long-term financial leasing	Liquidity		194,763		220,860		28,806
Accounts payable to related parties	Liquidity		167,704		187,515		226,202
(1)	Does not include the payments of employee statutory profit-sharing amounts, which were Ps. 4,700, Ps.12,883 and Ps. 8,218 as of December 31, 2020, 2019 and 2018, respectively.

Based on the nature of its activities, the Company is exposed to different financial risks, mainly as a result of its ordinary business activities and its debt contracts entered into to finance its operating activities. The Company’s corporate treasury department provides services to the operating units to coordinate the entry into domestic and international markets and monitors and manages the financial risks relating to the operations of the Company. These risks include market risk (interest rate risk and foreign currency risk), credit risk and liquidity risk.

Periodically, the Company’s management assesses risk exposure and reviews the alternatives for managing those risks, supervising and managing the financial risks through internal risk reports which analyze exposures by degree and magnitude of risks. The Board of Directors sets and monitors policies and procedures to measure and manage the risks to which the Company is exposed, which are described below.

c.        Market risk

Interest rate risk management — This risk principally stems from changes in the future cash flows of debt entered into at variable interest rates (or with short-term maturity and presumable renewal) as a result of fluctuations in the market interest rates. The purpose of managing this risk is to lessen the impact in the cost of the debt due to fluctuations in such interest rates.

As of December 31, 2020 and 2019, the Company had an approximate Ps. 4,513,503 and Ps. 4,594,575, respectively, in outstanding long-term debt, of which 99% had a fixed interest rate and 1.0% a variable interest rate. As of December 31, 2018, the Company had an approximate Ps. 4,593,223 in outstanding long-term debt, of which 98% had a fixed interest rate and 2.0% a variable interest rate.

The contracted credit lines have interest payments at a variable rate, which exposes the Company to interest rate risk as a result of fluctuations in market interest rates. The risk exposure is mainly caused by the variations that could occur in the three-month LIBOR rate.

The Company manages this risk by monitoring constantly the changes of such interest rates. In recent years, the three-month LIBOR has decreased. The three-month LIBOR was at its highest level on January 2, 2020 (1.91%) and its lowest level on December 9, 2020 (0.22%). Therefore, the Company has not entered into hedging instruments to hedge the risk of a rise in such interest rates. In the future, if the behavior of the referenced rates established in its debt instruments changes and trends upward, the Company may decide to enter into hedging instruments.

Due to the Interest Rate Benchmark Reform, the Company has closely monitored the market and the output of various industry working groups managing the transition to the new benchmark interest rate. This includes announcements made by the IBOR regulators. The regulators have made it clear that, at the end of 2021, it will no longer seek to persuade, or compel, banks to submit to IBORs.

For variable rate debt, the Company determined that modifications will not be necessary as the debt expires in 2021.

Sensitivity analysis for interest rates — The following sensitivity analysis is based on the assumption of an unfavorable movement of basis points in interest rates, in the indicated amounts applicable to each category of floating rate financial liabilities. The Company determines its sensitivity by applying the hypothetical interest rate (reference rate increased at the rate specified plus surcharge) for each category of financial liabilities accruing interest at a variable rate.

As of December 31, 2020, 2019 and 2018, the Company maintained long-term debt, including the current portion, which accrue interest at a variable rate, of Ps. 13,503, Ps. 49,575 and Ps. 93,223, respectively (see notes 14 and 15, which disclose the outstanding balances and interest rates of the Company’s financial instruments). A hypothetical, instantaneous and unfavorable 10% change in the three-month LIBOR interest rate applicable to the outstanding debt with variable rates would have resulted in an additional financing expense of approximately Ps. 40, Ps.179 and Ps.260 for 2020, 2019 and 2018, respectively. The increase was calculated for U.S. dollar debt based on the year-end exchange rate of each year (Ps.19.9087, Ps. 18.8727, and Ps. 19.6566 for 2020, 2019 and 2018, respectively).

Exchange risk management – The Company performs transactions denominated in foreign currency; consequently, it is exposed to exchange rate risks, which are managed within the parameters of established and approved policies.  The main risk related to the exchange rate involves changes in the value of the Mexican peso against the U.S. dollar.

Historically, a portion of the revenues generated by the Company’s airports (mainly derived from TUA charged to international passengers) are linked to U.S. dollars, although such revenues are collected in pesos based on the average exchange rate of the previous month. Of the Company’s consolidated revenues (excluding construction services revenues), 13.20%,  15.95% and 15.69% were from TUA of international passengers in 2020, 2019 and 2018, respectively. Substantially all other revenues of the Company are denominated in pesos. Based on an appreciation of 10% of the peso against the U.S. dollar, the Company believes that its revenues would have decreased by Ps.54,293, Ps.120,798 and Ps.106,179 in 2020, 2019 and 2018, respectively.

An appreciation of the Mexican peso against the U.S. dollar would reduce the U.S. dollar-denominated revenues and the Company’s obligations under U.S. dollar-denominated debt when expressed in pesos, whereas a depreciation of the peso against the U.S. dollar would increase the Company’s U.S. dollar-denominated revenues and obligations under debt agreements when expressed in pesos.

For the year ended December 31, 2020, the peso depreciated against the U.S. dollar by 5.5%, relative to the exchange rates prevailing at the end of 2019.

Foreign currency sensitivity analysis –  The following sensitivity analyses are based on an instantaneous and unfavorable change in exchange rates which affect the foreign currencies in which the Company’s debt is expressed. These sensitivity analyses cover all the assets and liabilities denominated in foreign currency. Sensitivity is determined by applying a hypothetical exchange rate change to those items, including the outstanding debt expressed in foreign currency.

As of December 31, 2020, 2019 and 2018, a hypothetical, instantaneous and unfavorable change of 10% in the exchange rate of the peso against the U.S. dollar, applicable in the Company’s asset (liability) positions net of U.S.$ 77,094, U.S.$69,149 and U.S.$53,944 (amounts in thousands) would have resulted in an estimated exchange (gain) loss of approximately Ps. (150,745), Ps.(130,503) and Ps.(106,035) as of December 31, 2020, 2019 and 2018, respectively.

The carrying values of monetary assets and liabilities denominated in foreign currencies at the end of the reporting period are as follows (amounts in thousands):

	Liabilities						Assets
	December 31,						December 31,
Currency	2020		2019		2018		2020		2019		2018
U.S. dollars	U.S.$	(4,095)	U.S.$	(10,059)	U.S.$	(13,185)	U.S.$	81,189	U.S.$	79,208	U.S.$	67,129

The transactions in thousands of U.S. dollars for the years ended December 31, 2020, 2019 and 2018, are as follows:

	December 31,
	2020		2019		2018
Technical assistance	U.S.$	3,766	U.S.$	7,954	U.S.$	8,781
Insurance		1,039		935		2,227
Purchase of machinery and maintenance		7,065		7,685		9,527
Software		2,152		443		437
Professional services, fees and subscriptions		1,786		702		2,147
Other		4,765		4,303		8,043

Pertinent exchange rate information at the date of the consolidated statements of financial position is as follows:

	December 31,
	2020		2019		2018
U.S. dollar exchange rate
As reported by the Mexican Central Bank	Ps.	19.9087	Ps.	18.8727	Ps.	19.6566

As of March 24, 2021, the exchange rate as reported by the Mexican Central Bank was Ps. 20.5788.

d.        Credit risk

Credit risk management — Credit risk refers to the risk whereby one of the parties defaults on its contractual obligations, thereby generating a financial loss for the Company. The objective of this risk management is to reduce its impact by reviewing the solvency of the Company’s potential customers. The creditworthiness of uncollected amounts is periodically evaluated estimates of recoverable amounts are reviewed, resulting in reserves for those amounts whose recovery is considered doubtful, with corresponding entries to the statements of income and other comprehensive income in the period of review. The credit risk has historically been very limited.

The Company’s maximum credit risk exposure is presented in the amounts included in the table in subsection b) as well as within the past due but not impaired analysis of accounts receivable, included in note 7. The Company holds bonds and deposits that mitigate the credit risk, being the most relevant the guarantee deposits registered as a liability in the consolidated statements of financial position.

The Company adopted a policy to only carry out transactions with solvent parties and obtain sufficient collateral where appropriate as a means of mitigating the risk of financial loss due to possible default. The Company trades only with entities that have the best possible risk rating. The credit exposure is reviewed and approved by senior management committees of the Company. The credit risk on cash and cash equivalents is limited because the counterparties are banks with high credit ratings assigned by credit rating agencies. Financial instruments that potentially expose the Company to credit risk consist mainly of accounts receivable.

The customers balance is primarily comprised of TUA collected by airlines for each passenger traveling using air terminals and subsequently delivered to the Company. The Company has established three credit options: up to 60 days. These days are granted depending on the guarantee that the customer can provide. In case of default, customers will be subject to penalty interests and/or a legal collection process. For both credit customers and cash customers, there are established guarantees, which may include the following: trust, deposit, letter of credit, liquid credit, mortgage and collateral.

As of December 31, 2020, 2019 and 2018, the allowance for doubtful accounts, principally related with accounts receivable, are the amounts described in note 7.

e.         Liquidity risk

Management of liquidity risk – This risk is generated by temporary differences between the funding required by the Company to fulfill business investment commitments, debt maturities, current asset requirements, etc., and the origin of funds generated by the regular activities of the Company and different types of bank financing. Also, different economic or industry factors, such as financial crises or suspension of operations of any airline could affect the cash flow of the Company. The objective of the Company in the management of this risk is to maintain a balance between the flexibility, period and conditions of credit facilities contracted to manage short, medium and long-term funding requirements. In this regard, the Company’s use of project financing and debt with limited resources described in note 14 and the short-term financing for working capital of current assets are significant. The Executive Committee of the Company is ultimately responsible for liquidity management. This Committee has established an appropriate framework for liquidity management guidelines. The Company manages its liquidity risk by maintaining reserves, adequate financial facilities and adequate loans, while constantly monitoring projected and actual cash flows and reconciling the maturity profiles of financial assets and liabilities. Additionally, as mentioned in note 14, the Company has available credit lines for working capital.

The following table shows the remaining contractual maturities of the Company’s financial liabilities with agreed repayment periods. This table has been prepared based on the projected non-discounted cash flows of financial liabilities at the date on which the Company will make payments. The table includes projected interest cash flows and capital repayments of financial debt included in the consolidated statement of financial position. To the extent that interest is accrued at variable rates, the non-discounted amount is derived from interest rate curves at the end of the reporting period. Contractual maturity is based on the earliest date when the Company must make the respective payment.

							2028 and
As of December 31, 2020	2021		2022-2024		2025-2027		subsequently		Total
Long-term debt	Ps.	3,013,502	Ps.	1,500,001	Ps.	—	Ps.	—	Ps.	4,513,503
Interest(1)		188,641		118,077		—		—		306,718
Trade accounts payable		204,048		—		—		—		204,048
Interest Payable		44,295		—		—		—		44,295
Lease Liabilities		26,553		168,210		—		—		194,763
Accounts payable with related parties		167,704		—		—		—		167,704
Total	Ps.	3,644,743	Ps.	1,786,288	Ps.	—	Ps.	—	Ps.	5,431,031

							2027 and
As of December 31, 2019	2020		2021-2023		2024-2026		subsequently		Total
Long-term debt	Ps.	36,851	Ps.	4,512,724	Ps.	—	Ps.	—	Ps.	4,549,575
Interest(1)		308,630		306,760		—		—		615,390
Trade accounts payable		256,228		—		—		—		256,228
Interest Payable		42,438		—		—		—		42,438
Lease Liabilities		72,320		73,975		46,893		27,672		220,860
Accounts payable with related parties		187,515		—		—		—		187,515
Total	Ps.	903,982	Ps.	4,893,459	Ps.	46,893	Ps.	27,672	Ps.	5,872,006

							2026 and
As of December 31, 2018	2019		2020-2022		2023-2025		subsequently		Total
Long-term debt	Ps.	41,425	Ps.	3,051,798	Ps.	1,500,000	Ps.	—	Ps.	4,593,223
Interest(1)		309,877		596,259		19,680		—		925,816
Trade accounts payable		208,729		—		—		—		208,729
Interest Payable		40,227		—		—		—		40,227
Accounts payable with related parties		226,202		—		—		—		226,202
Total	Ps.	826,460	Ps.	3,648,057	Ps.	1,519,680	Ps.	—	Ps.	5,994,197
(1)

The projected interest is determined, in the case of obligations with a variable rate, based on LIBOR and assuming an exchange rate of Ps.19.9087, Ps. 18.8727 and Ps. 19.6566 (as of December 31, 2020, 2019 and 2018, respectively) per U.S. $1.00.

The amounts forming part of the debt contracted with credit institutions include fixed and variable rate instruments. Variable-rate financial liabilities are subject to change when variable interest rates differ from the estimated interest rates determined at the end of the reporting period based on their market value.

The Company expects to meet its obligations under its liabilities with its operational cash flows and resources received from the maturity of its financial assets. Additionally, the Company has access to lines of credit with certain financial institutions.

f.         Financial instruments at fair value

This note provides information about how the Company determines fair values of various financial assets and financial liabilities.

Except as detailed in the following table, the Company considers that the carrying amounts of financial assets and financial liabilities recognized in the consolidated financial statements approximate their fair values due to their short-term maturities.

Financial liabilities

Long-term debt

December 31, 2020				December 31, 2019				December 31, 2018
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	4,513,503	Ps.	4,524,746	Ps.	4,594,575	Ps.	4,517,336	Ps.	4,593,223	Ps.	4,326,267

	Hierarchy of fair value as of December 31, 2020
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,512,510	Ps.	12,236	Ps.	—	Ps.	4,524,746

	Hierarchy of fair value as of December 31, 2019
	Level 1		Level 2		Level 3		Total
Financial liabilities
Long-term debt(1)	Ps.	4,371,570	Ps.	145,766	Ps.	—	Ps.	4,517,336

	Hierarchy of fair value as of December 31, 2018
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,129,695	Ps.	196,572	Ps.	—	Ps.	4,326,267
(1)

The fair values of the financial assets and financial liabilities included in the level 2 category above have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis, with the most significant inputs being the discount rate that reflects the credit risk of counterparties. The fair value of the financial liabilities included in Level 1, corresponds to stock certificates listed on the Mexican Stock Exchange.